Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (60,141)	$ (16,517)	$ (361,033)	$ (42,650)	$ (573)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss from Equity Method Investments		203	411	813	763
Non-cash Expenses	497	3,377	7,649	6,789	6,230
Depreciation, Depletion, Amortization and Accretion	19,408	26,165	104,822	98,171	63,944
Gain on Derivatives	(4,049)	(17,119)	(60,176)	(38,876)	2,908
Cash Settlements of Derivatives	12,994	11,079	55,793	7,281	7,128
Dry Hole Expense	843	(1)	330	4,064	2,993
Deferred Income Tax Expense	2,092			(25,992)	2,279
Impairment Expense	14,184	7,023	345,775	132,684	32,072
(Gain) Loss on Sale of Assets	(30)	33	(521)	589	(6,211)
Gain on Sale of Water Solutions			(57,778)
Changes in operating assets and liabilities
Accounts Receivable	(4,873)	10,029	21,679	(13,620)	(12,726)
Inventory, Prepaid Expenses and Other Assets	660	328	(568)	(1,359)	(885)
Accounts Payable and Accrued Liabilities	(308)	(12,929)	(22,955)	37,274	12,891
Other Assets and Liabilities	(170)	(305)	(2,543)	(2,462)	(2,497)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(18,893)	11,366	30,885	162,706	108,316
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from Joint Venture Acreage Management		39	58	263	458
Contributions to Equity Method Investments					(2,493)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	71	672	77,226	546	11,305
Proceeds from Joint Venture for Reimbursement of Capital Costs	19,461	16,611	16,611
Acquisitions of Undeveloped Acreage	(5,266)	(17,459)	(28,242)	(169,423)	(41,784)
Acquisitions of Oil and Gas Properties and Equipment			(221,099)	(391,422)	(281,004)
Capital Expenditures for Development of Oil & Gas Properties and Equipment	(15,068)	(67,013)	(221,099)	(391,422)	(281,004)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(802)	(67,150)	(155,446)	(560,036)	(313,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Line of Credit	46,500	72,826	229,314	209,895	72,249
Repayments of Long-Term Debt and Line of Credit		(25,761)	(108,335)	(263,152)	(8,480)
Repayments of Loans and Other Notes Payable	(184)	(686)	(1,519)	(2,721)	(2,005)
Proceeds from Senior Notes, net of Discounts and Premiums				325,000	105,000
Debt Issuance Costs	(2,821)	(459)	(1,414)	(6,824)	(3,134)
Proceeds from the Issuance of Preferred Stock, Net				154,988
Proceeds from the Exercise of Stock Options				515	533
Purchase of Noncontrolling Interests				(1,840)	(150)
Distributions by the Partners of Consolidated Joint Ventures		(531)	(830)	(1,840)	(886)
Dividends Paid on Preferred Stock		(2,415)	(9,660)	(2,335)
NET CASH PROVIDED BY FINANCING ACTIVITIES	43,495	42,974	107,556	413,526	163,127
NET INCREASE (DECREASE) IN CASH	23,800	(12,810)	(17,005)	16,196	(42,075)
CASH - BEGINNING	1,091	18,096	18,096	1,900	43,975
CASH - ENDING	24,891	5,286	1,091	18,096	1,900
CASH AND CASH EQUIVALENTS ATTRIBUTABLE TO CONTINUING OPERATIONS	24,891	4,964	1,091	17,978	1,307
CASH AND CASH EQUIVALENTS ATTRIBUTABLE TO ASSETS HELD FOR SALE		322		118	593
SUPPLEMENTAL DISCLOSURES
Interest Paid, net of capitalized interest	22,479	9,895	47,628	26,874	23,605
Cash Paid for Income Taxes		(502)	(502)	(4,643)	(6,390)
NON-CASH ACTIVITIES
Increase (Decrease) in Accrued Liabilities for Capital Expenditures	$ 2,830	$ (602)	$ (11,703)	$ 3,477	$ 22,138